RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Related Party Transactions 1	$ 272,400
Related Party Transactions 2	6,600
Related Party Transactions 3	775,000
Related Party Transactions 4	20,000
Related Party Transactions 5	795,000
Related Party Transactions 6	$ 0.13
Related Party Transactions 7	99,522
Related Party Transactions 8	800,000
Related Party Transactions 9	$ 0.13
Related Party Transactions 10	100,148
Related Party Transactions 11	400,000
Related Party Transactions 12	$ 0.20
Related Party Transactions 13	75,013
Related Party Transactions 14	1,000,000
Related Party Transactions 15	100,000
Related Party Transactions 16	1,100,000
Related Party Transactions 17	1,100,000
Related Party Transactions 18	$ 0.45
Related Party Transactions 19	534,905
Related Party Transactions 20	35,300
Related Party Transactions 21	240,000
Related Party Transactions 22	173,111
Related Party Transactions 23	79,000
Related Party Transactions 24	23,808
Related Party Transactions 25	99,200
Related Party Transactions 26	$ 69,153